BUSINESS COMBINATION (Acquisition of FL Mobile and Red, Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
		Nov. 30, 2012	Dec. 31, 2012	Jul. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 01, 2010
Business Acquisition [Line Items]
Fair value of equity investment in FL Mobile	[1]				$ 29,534	$ 18,952
Gain on change of interest in an associate					56,211
Net revenues					406,691	$ 332,324	$ 196,702
Net income					$ (1,303)	$ (76,738)	$ (1,856)
Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life					4 years
User base [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life					1 year 9 months 18 days
Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life					4 years 8 months 12 days
Self developed game acquired from Beijing Red [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life					2 years 10 months 24 days
FL Mobile and Red [Member]
Business Acquisition [Line Items]
Purchase consideration, fair value of shares		$ 16,421
Equity interest remeasurement gain recognized								$ 2,882
Net revenues			$ 707
Net income			$ 184
FL Mobile and Red [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount		$ 80
Identified intangible assets, estimated useful life		4 years
FL Mobile and Red [Member] | User base [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount		$ 2,433
Identified intangible assets, estimated useful life		1 year 6 months
FL Mobile and Red [Member] | Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount		$ 2,273
Identified intangible assets, estimated useful life		4 years
FL Mobile and Red [Member] | Self developed game acquired from Beijing Red [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount		$ 191
Identified intangible assets, estimated useful life		7 months 6 days
FL Mobile and Red [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Purchase consideration, number of shares		12,346,647
Purchase consideration, fair value of shares		$ 16,421
FL Mobile [Member] | Equity Method Investments [Member]
Business Acquisition [Line Items]
Assumed discount rate		25.00%
Long-term sustainable growth rate		3.00%
Assumed discount for lack of marketability		25.00%
Beijing Technology [Member] | FL Mobile [Member]
Business Acquisition [Line Items]
Aggregate cost for investment in FL Mobile									$ 2,462
Percentage of equity interest in equity method investee				26.40%					33.00%
Fair value of equity investment in FL Mobile									$ 1,007
Prepaid customer acquisition cost									$ 1,455
Intangible assets purchase, percentage of equity interest transferred				20.00%
Gain on change of interest in an associate								$ 943

[1]	Balances are presented using period-end exchange rate of RMB against USD.